NVIT Real Estate Fund Expense Example - NVIT Real Estate Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,431